Financial risk management (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Interest-bearing debt	SFr 0
Short-term debt	0	SFr 0
Long-term debt	SFr 0	SFr 0
Foreign exchange risk
Financial risk management
Subsequent period of currency transactions economically hedged	12 months
Foreign exchange risk | EUR
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (4,901)	SFr (7,945)	SFr 7,948
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (4,901)	SFr (7,945)	SFr 7,948
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 4,901	SFr 7,945	SFr (7,948)
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 4,901	SFr 7,945	SFr (7,948)
Foreign exchange risk | GBP
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr (15,203)	SFr 1,470	SFr (17,893)
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr (15,203)	SFr 1,470	SFr (17,893)
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr 15,203	SFr (1,470)	SFr 17,893
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr 15,203	SFr (1,470)	SFr 17,893
Foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net income due to reasonably possible increase in risk assumption	SFr 166,581	SFr 175,837	SFr 1,027,027
Increase (decrease) in shareholders' equity due to reasonably possible increase in risk assumption	SFr 166,581	SFr 175,837	SFr 1,027,027
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to reasonably possible decrease in risk assumption	SFr (166,581)	SFr (175,837)	SFr (1,027,027)
Increase (decrease) in shareholders' equity due to reasonably possible decrease in risk assumption	SFr (166,581)	SFr (175,837)	SFr (1,027,027)
Foreign exchange risk | Minimum
Financial risk management
Percentage of currency transactions economically hedged	50.00%
Foreign exchange risk | Maximum
Financial risk management
Percentage of currency transactions economically hedged	100.00%